SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 17 -     SHAREHOLDERS' EQUITY

Reverse Share Split

In August 2012, Tower completed a reverse split of its ordinary shares at a ratio of 1 for 15 in order to maintain Tower's share listing on NASDAQ.  The reverse split reduced the number of outstanding ordinary shares of Tower to approximately 22 million shares as of the date of the reverse split. Proportional adjustments were made to all of Tower's outstanding convertible securities. All numbers of shares and other convertible securities of the Company in these financial statements reflect the effect of the reverse share split.

A.	Description of Ordinary Shares

As of December 31, 2012 and 2011, Tower had 120 million and 73.3 million authorized ordinary shares, par value NIS 15.00 each, of which approximately 22.3 and 21.2 million respectively, were issued and outstanding (net of 86.7 thousand ordinary shares held by Tower as of such dates). As of December 31, 2012, there were additional ordinary shares of

Tower contingently issuable under various agreements according to their provisions, as detailed below: (i) the possible exercise of outstanding warrants to 3.5 million ordinary shares ; (ii)  the possible exercise of options granted to employees of the Company and non-employees to 4.4 million ordinary shares, see B below; (iii) the possible conversion of outstanding convertible debentures to 22.0 million ordinary shares, see Note 13 ; (iv) the possible exercise of equity equivalent capital notes to 25.8 million ordinary shares; and (v) the possible exercise of Israeli Banks' warrants to 309 thousand ordinary shares. Holders of ordinary shares are entitled to participate equally in the payment of cash dividends and bonus share (stock dividend) distributions and, in the event of the liquidation of Tower, in the distribution of assets after satisfaction of liabilities to creditors. Each ordinary share is entitled to one vote on all matters to be voted on by shareholders.

B.	Share Option Plans

(1)	Employee, Chief Executive Officer and Director Share Options

(a)	General

The Company has granted to its employees and directors options to purchase ordinary shares under several option plans adopted by the Company. The particular provisions of each plan and grant vary as to vesting period, exercise price, exercise period and other terms. Generally, the options are granted at an exercise price which equals the closing market price of the ordinary shares immediately prior to the date of grant, vest over up to a four-year period according to various vesting schedules, and are not exercisable beyond seven or ten years from the grant date.

(b)	Share Incentive Plan for the Company's Employees and CEO

In July 2011, the Board approved a grant to the CEO under Tower's 2009 Employee Share Incentive Plan (the "Plan") to purchase up to 263 thousand ordinary shares. These options are exercisable at an exercise price of $17.25, which was the closing price of Tower's ordinary shares on the NASDAQ Global Market on the trading day immediately prior to the date of approval of the grant by the Board. These options vest over a three-year period as follows: 50% of the options shall vest on the second anniversary of the date of grant and an additional 50% on the third anniversary of the date of grant. The options granted are exercisable for a period of seven years from the date of grant.

As of the balance sheet date, a total of approximately 1.8 million options were outstanding to the CEO under the CEO share option plans. The compensation cost of the total options granted to the CEO was determined based on the fair value on the respective grant dates and amounted to $15,212. Such amount is expensed over the vesting periods of the options. As of the balance sheet date, approximately 65.7 thousand options are available for future grants of options to the CEO.

In February 2011, the Board approved a grant to the employees of the Company under the Plan to purchase up to 0.5 million ordinary shares. These options are exercisable at an exercise price of $21.30, which was the closing price of Tower's ordinary shares on the NASDAQ Global Market on the trading day immediately prior to the date of approval of the grant by the Board. These options will vest over a three-year period as follows: 50% of the options shall vest on the second anniversary of the date of grant and an additional 50% on the third anniversary of the date of grant. The options granted are exercisable for a period of seven years from the date of grant.

As of the balance sheet date, approximately 165.1 thousand options are available for future grants of options to Company employees.

(c)	Options Granted to Directors

During 2001, the Audit Committee, the Board and the shareholders approved a stock option plan pursuant to which certain of Tower's directors will be granted options to purchase up to 26,667 Tower ordinary shares (2,668 to each eligible director appointed to the Board of Directors) at an exercise price equal to the closing market price of Tower's ordinary shares immediately prior to the date of grant. As of December 31, 2012, 6,670 options were outstanding under said plan with a weighted average exercise price of $18.60.

Options granted under said plan vest over a four-year period according to various vesting schedules, and generally may not be exercised beyond five years from the date they first become exercisable. So long as the Independent Directors' option plan  described below remains in effect, no new Independent Director (as defined in (d) below) appointed after January 2007 will be entitled to receive options under the 2001 director options plan.

(d)	Independent Directors' Option Plan

In January 2007, our shareholders approved, following approval by the Audit Committee and Board, the grant to each independent director of the Company who is not affiliated with our major shareholders and is not an employee of the Company ("Independent Director") initial options to purchase Tower's ordinary shares that equal 10,000 less the number of unvested options to purchase Tower's ordinary shares held by such Independent Director as of the date of shareholders' approval. The initial options vest over 3 years: one third will vest on the first anniversary of the grant date, and thereafter, the remaining two thirds pro-rata on a monthly basis over the remaining two years until fully vested. Each new Independent Director appointed will be granted 10,000 options to purchase Tower's ordinary shares with the same vesting terms as the initial grants, at an exercise price equal to the closing price of Tower's ordinary shares on NASDAQ on the trading day immediately prior to the relevant date of appointment.

Upon each third anniversary of a previous grant of options to an Independent Director, each such Independent Director shall be granted an additional 10,000 options to purchase Tower's ordinary shares, which will vest over 3 years on a monthly basis until fully vested. The exercise price of each such option shall be the closing price of Tower's ordinary shares on the NASDAQ on the trading day immediately prior to the relevant grant date. Subject to certain conditions, the options that have vested shall be exercisable by an Independent Director for a period of ten years following the date on which the relevant options as the case may be, first vested.

In August 2011, the Company's shareholders approved a one-time grant to each Independent Director of 5,000 options, after the same was approved by the Audit Committee and Board of Directors. Said options vest over 3 years on a monthly basis until fully vested. The exercise price per option is $12.00 per share, which is the closing price of the Company's ordinary shares on the NASDAQ on the trading day immediately prior to the date of shareholders' approval.

As of December 31, 2012, 123.7 thousand options were outstanding under the Independent Directors' plan with a weighted average exercise price of $11.53.

The compensation cost of the total options outstanding to the directors and to Independent Directors under the plans described in (c) and (d) above was determined based on the fair value on the respective grant dates and amounted to $ 790. Such amount is expensed over the vesting periods of the options.

A summary of the status of all employee and director share option plans as of December 31, 2012, 2011 and 2010, as well as changes during each of the years then ended, is presented below.

(2)	Summary of the Status of all the Company's Employee and Director Share Options

	2012		2011		2010
	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price
Outstanding as of beginning of year	4,483,793	$14.97	3,946,484	$14.82	4,101,637	$14.80
Granted	30,336	12.64	787,717	19.29	67,600	21.21
Exercised	125,260	4.36	87,887	5.70	95,079	11.82
Terminated	411	63.57	14,738	168.97	980	325.77
Forfeited	36,971	20.23	147,783	24.19	126,694	17.24
Outstanding as of end of year	4,351,487	15.21	4,483,793	14.97	3,946,484	14.82
Options exercisable as of end of year	3,553,662	$14.28	2,678,946	$17.23	1,866,862	$24.92

(3)	Summary of Information about Employee Share Options Outstanding

 The following table summarizes information about employee share options outstanding as of December 31, 2012:

Outstanding as of December 31, 2012				Exercisable as of December 31, 2012
Range of exercise Prices	Number outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$2.70-$4.35	1,668,344	3.75	$4.33	1,668,344	$4.33
4.80-10.35	72,152	5.77	8.23	67,149	8.18
10.65-15.90	251,474	6.20	14.43	201,865	14.93
17.25-21.60	804,468	5.11	19.80	85,188	20.02
21.75	466,102	3.42	21.75	460,319	21.75
22.50-23.85	609,138	3.20	23.08	595,988	23.07
24.00-29.40	329,126	4.03	26.82	324,126	26.87
30.30-75.00	150,683	3.50	$38.27	150,683	$38.27
	4,351,487			3,553,662

	Year Ended December 31,
	2012	2011	2010
The intrinsic value of options exercised	$927	$845	$1,103
The original fair value of options exercised	$819	$512	$433

The table below summarizes key information for the option plans as of December 31, 2012:

	Number of Shares Reserved for Grant	Number of Shares Outstanding	Number of Shares Available for Grant
CEO plans	1,886,193	1,820,495	65,698
Company's employees plans	1,799,084	1,633,988	165,096
Independent Directors' plan	133,334	123,667	9,667
Directors plan	16,247	6,670	9,577
Chairman plan	766,667	766,667
Total	4,601,525	4,351,487	250,038

Stock-based compensation expense was recognized in the following line items in the statement of operations as follows:

	Year Ended December 31,
	2012	2011	2010
Component of income (loss) before provision for income taxes:
Cost of revenue	$902	$1,120	$731
Research and development, net	714	850	692
Selling, general and administrative	4,121	6,137	4,990
Stock-based compensation expense	$5,737	$8,107	$6,413

(4)	Weighted Average Grant-Date Fair Value of Options Granted to Employees

The weighted average grant-date fair value of the options granted during 2012, 2011 and 2010 to employees and directors amounted to $ 6.00, $8.70 and $10.95 per option, respectively. The Company utilizes the Black-Scholes model. The Company estimated the fair value, utilizing the following assumptions for the years 2012, 2011 and 2010 (all in weighted averages):

	2012	2011	2010
Risk-free interest rate	0.65%-1.04%	0.94%-2.3%	1.14%-3.64%
Expected life of options	4.75 years	4.75 years	7 years
Expected annual volatility	51.76%-55.04%	49.42%-54.45%	50.97%-68.60%
Expected dividend yield	None	None	None

Risk free interest rate - is based on yield curve rates published by the US Department of Treasury.

Expected life of options - is based upon historical experience and represents the period of time that options granted are expected to be outstanding.

Expected annual volatility - is based on the volatility of the Company's ordinary share prior to the options award for the term identical to expected life.

(5)	Non-Employee Warrants - Israeli Banks Warrants

As of December 31, 2012, 309.4 thousand Israeli Banks' warrants to purchase ordinary shares of Tower were outstanding and exercisable, at a weighted average exercise price of $37.40 per share. All of the warrants are exercisable until December 2015.

In 2010, as part of the definitive agreements with the Israeli Banks, their warrants were extended to December 2015. The cost of the extension was determined based on the difference in fair value of the warrants prior to and following the extension and amounted to a total of $2,478.

In lieu of paying the exercise price in cash, the Israeli Banks are entitled to exercise their warrants on a "cashless" basis, i.e. by forfeiting part of the warrants in exchange for ordinary shares equal to the aggregate fair market value of the ordinary shares underlying the warrants forfeited less the aggregate exercise price.

C.	Equity-Equivalent Capital Notes

All issued equity equivalent capital notes have no voting rights, no maturity date, no dividend rights, are not tradable, are not registered, do not carry interest, are not linked to any index and are not redeemable.

In May 2012, Tower filed a registration statement on Form F-3 with the U.S. Securities and Exchange Commission to register approximately 5.7 million ordinary shares underlying equity equivalent convertible capital notes held by the Israeli Banks. The registration statement on Form F-3 was declared effective by the SEC in July 2012. As of the date of the approval of the financial statements, the Israeli Banks had converted a portion of their capital notes into approximately 1.9 million ordinary shares of Tower.

The equity equivalent capital notes are classified in shareholders' equity. For further information regarding the equity equivalent capital notes, see Note 12B.

D.	Treasury Stock

During 1999 and 1998, the Company funded the purchase by a trustee of an aggregate of 86,667 of Tower's ordinary shares. These shares are classified as treasury shares.

E.	Dividend Restriction

According to the Facility Agreement, as amended to date, Tower undertook not to distribute any dividends prior to the date that all amounts payable under the Facility Agreement have been paid in full.

F.	Private Placement in the US - March 2007

In March 2007, Tower issued warrants to purchase approximately 626.8 thousand ordinary shares exercisable until March 2012 at an exercise price of $30.6 ("Series I Warrants"). This exercise price was subject to an adjustment mechanism under certain limited circumstances during a five year period. Under such circumstances, the exercise price was adjusted during 2009 to be $11.1. As of March 31, 2012, all Series I warrants were fully exercised.

Following the adoption of EITF 07-5 as codified in ASC 815-40, on January 1, 2009, Series I Warrants were classified from equity to liabilities. As Series I Warrants were carried at fair value, the changes in fair value reflect also changes, if any, on the exercise price.  Series I Warrants continued to be carried at fair value due to potential exercise price adjustment through its expiration date on March 2012.

G.	Definitive Agreement with Yorkville

In August 2009, Tower entered into a definitive agreement with YA Global Master SPV Ltd. ("Yorkville"), according to which Yorkville committed to invest in Tower, upon Tower's request, up to $25,000 over a period of 24 months by way of a stand-by equity-line, in consideration for ordinary shares of Tower to be issued at a 3% discount on the market price of the ordinary shares as determined in accordance with said agreement. This agreement, was extended a few times to increase the maximum amount which Yorkville is committed to invest at Tower's request, to an aggregate of $95,000 and to reduce the discount on market price at which the shares are issued to 2%. During the years 2009, 2010 and 2011, Yorkville invested in Tower an aggregate total of $88,000 and no such investments were made in 2012, in which the contract has expired.

No warrants or any debt or derivative instruments were issued by Tower under Yorkville agreement.

H.	Securities Issuance Pursuant to the Acquisition of TJP

For ordinary shares issued as part of the Acquisition of TJP, see Note 3.